Fees Summary	Aug. 27, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $5,976,000.
Narrative - Max Aggregate Offering Price	$ 5,976,000